Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified		Total		Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss), net of tax	Treasury stock	Non- redeemable non- controlling interest	Non- redeemable non- controlling interest of consolidated asset management funds	Redeemable non- controlling interests/ temporary equity	Preferred stock
Beginning balance at Dec. 31, 2008 (Scenario, Previously Reported)		$ 28,089	[1]	$ 11	$ 20,432	$ 10,225	$ (5,401)	$ (3)	$ 39			$ 2,786
Beginning balance (Restatement Adjustment) (ASC 320)						676	(676)
Beginning balance at Dec. 31, 2008		28,089		11	20,432	10,901	(6,077)	(3)	39			2,786
Purchase of subsidiary shares from noncontrolling interests		(85)			(74)				(11)
Distributions paid to noncontrolling interests		(7)							(7)
Comprehensive income:
Net income		(1,083)				(1,084)			1
Other comprehensive income, net of tax		930					926		4
Reclassification adjustment		3,316	[2]				3,316
Total comprehensive income		3,163	[3]			(1,084)	4,242		5
Dividends on common stock at $0.48 in 2011, $0.36 in 2010 and $0.51 in 2009 per share		(599)				(599)
Dividends on preferred stock at $24.58 per share		(69)				(69)
Repurchase of common stock		(28)						(28)
Repurchase of series B preferred stock		(3,000)										(3,000)
Repurchase of common stock warrant		(136)			(136)
Common stock issued in public offering		1,347		1	1,346
Common stock issued in connection with acquisitions and investments		85			85
Common stock issued under employee benefit plans		51			49			2
Common stock issued under direct stock purchase and dividend reinvestment plan		19			19
Amortization of preferred stock discount and redemption charge						(214)						214
Stock awards and options exercised		197			197
Other		(24)			(1)	(23)
Ending Balance at Dec. 31, 2009 (Scenario, Previously Reported)		29,003	[1],[4]	12	21,917	8,912	(1,835)	(29)	26
Ending Balance (Restatement Adjustment) (ASC 810)		76				52	24
Ending Balance (Restatement Adjustment) (ASC 825)		(73)				(73)
Ending Balance at Dec. 31, 2009		29,006		12	21,917	8,891	(1,811)	(29)	26
Shares issued to shareholders of noncontrolling interests											44
Purchase of subsidiary shares from noncontrolling interests		(18)			(18)						(6)
Distributions paid to noncontrolling interests		(4)							(4)
Other net changes in noncontrolling interests		(139)			15	(55)			(10)	(89)	50
Consolidation of investment management funds		785								785
Deconsolidation of investment management funds		(12)								(12)
Comprehensive income:
Net income		2,577				2,518				59	4
Other comprehensive income, net of tax		417					461			(44)
Reclassification adjustment	[5]	(19)				(14)	(5)
Total comprehensive income		2,975	[6]			2,504	456			15	4
Dividends on common stock at $0.48 in 2011, $0.36 in 2010 and $0.51 in 2009 per share		(441)				(441)
Repurchase of common stock		(41)						(41)
Common stock issued under stock forward contract		676			676
Common stock issued under employee benefit plans		35			34			1
Common stock issued under direct stock purchase and dividend reinvestment plan		16			16
Stock awards and options exercised		227			245	(1)		(17)
Ending Balance at Dec. 31, 2010		33,065	[4],[7]	12	22,885	10,898	(1,355)	(86)	12	699	92
Shares issued to shareholders of noncontrolling interests											41
Purchase of subsidiary shares from noncontrolling interests		2			2						(19)
Other net changes in noncontrolling interests		(74)			17	(9)			(12)	(70)	(2)
Consolidation of investment management funds		7								7
Comprehensive income:
Net income		2,566				2,516				50	3
Other comprehensive income, net of tax		(262)					(246)			(16)	(1)
Reclassification adjustment	[8]	(26)					(26)
Total comprehensive income		2,278	[9]			2,516	(272)			34	2
Dividends on common stock at $0.48 in 2011, $0.36 in 2010 and $0.51 in 2009 per share		(593)				(593)
Repurchase of common stock		(873)						(873)
Common stock issued under employee benefit plans		33			30			3
Common stock issued under direct stock purchase and dividend reinvestment plan		20			20
Stock awards and options exercised		221			231	(1)		(9)
Other		1				1
Ending Balance at Dec. 31, 2011		$ 34,087	[7]	$ 12	$ 23,185	$ 12,812	$ (1,627)	$ (965)		$ 670	$ 114

[1]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $25,264 million at Dec. 31, 2008, and $28,977 million at Dec. 31, 2009.
[2]	Includes $3,348 million (after tax) related to OTTI that was reclassified to net securities gains (losses) on the income statement.
[3]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $3,158 million for the year ended Dec. 31, 2009.
[4]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $28,977 million at Dec. 31, 2009, and $32,354 million at Dec. 31, 2010.
[5]	Includes $(15) million (after tax) related to OTTI, and a $14 million reclassification to retained earnings from other comprehensive income.
[6]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $2,960 million for the year ended Dec. 31, 2010.
[7]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $32,354 million at Dec. 31, 2010, and $33,417 million at Dec. 31, 2011.
[8]	Includes $(26) million (after tax) related to net securities gains (losses).
[9]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $2,244 million for the year ended Dec. 31, 2011.